Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The differences are as follows:

	2023	2022
Expected income tax recovery at Canadian statutory rate	$(31,696)	$(97,962)
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(46,628)	(55,315)
Adjustments from investments carried at fair value	16,128	51,314
Non-controlling interests share of income	24,677	30,025
Change in valuation allowance	10,786	41,702
Acquisition related state deferred tax adjustments	—	5,998
Capital gain rate differential on disposal of renewable assets	—	(7,340)
Tax credits	(54,788)	(18,440)
Amortization and settlement of excess deferred income tax	(12,785)	(14,855)
Deferred income taxes on regulated income recorded as regulatory assets	(878)	(1,986)
Other permanent differences	5,341	4,591
Other	3,543	755
Income tax recovery	$(86,300)	$(61,513)

Schedule of Income (Loss) Before Taxes
For the years ended December 31, 2023 and 2022, earnings (loss) before income taxes consist of the following:

	2023	2022
Canada (1)	$(259,141)	$(363,050)
U.S.	102,469	(37,322)
Other regions	37,067	30,704
	$(119,605)	$(369,668)
(1) Inclusive of fair value gain (loss) on investments carried at fair value (note 8)

Schedule of Income Tax Expenses (Recovery) Attributable to Income (Loss)
Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2023
Canada	$4,352	$(59,488)	$(55,136)
United States	(14,820)	(23,099)	(37,919)
Other regions	728	6,027	6,755
	$(9,740)	$(76,560)	$(86,300)
Year ended December 31, 2022
Canada	$4,184	$(74,595)	$(70,411)
United States	1,579	6,183	7,762
Other regions	2,080	(944)	1,136
	$7,843	$(69,356)	$(61,513)

Schedule of Tax Effect of Temporary Difference Between Assets and Liability
The tax effect of temporary differences between the consolidated financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2023 and 2022 are presented below:

	2023	2022
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$1,030,801	$878,000
Pension and OPEB	7,370	16,845
Environmental obligation	11,692	12,118
Regulatory liabilities	180,371	156,285
Other	72,109	61,917
Total deferred income tax assets	$1,302,343	$1,125,165
Less: valuation allowance	(97,344)	(107,583)
Total deferred tax assets	$1,204,999	$1,017,582
Deferred tax liabilities:
Property, plant and equipment	$883,447	$846,331
Outside basis differentials	364,511	315,581
Regulatory accounts	317,820	303,059
Other	59,640	33,834
Total deferred tax liabilities	$1,625,418	$1,498,805
Net deferred tax liabilities	$(420,419)	$(481,223)
Consolidated balance sheets classification:
Deferred tax assets	$158,483	$84,416
Deferred tax liabilities	(578,902)	(565,639)
Net deferred tax liabilities	$(420,419)	$(481,223)

Summary of Valuation Allowance
The following table illustrates the annual movement in the deferred tax valuation allowance:

	2023	2022
Beginning balance	$107,583	$27,471
Charged to income tax expense	10,786	41,702
Charged (reduction) to OCI	(16,696)	40,613
Reductions to other accounts	(4,329)	(2,203)
Ending balance	$97,344	$107,583

Schedule of Non Capital Losses Carry Forwards
As of December 31, 2023, the Company had non-capital losses carried forward and tax credits available to reduce future years' taxable income, which expire as follows:

Non-capital loss carryforward and credits	2024—2028	2029+	Total
Canada	$3,339	$913,781	$917,120
US	8,441	1,897,609	1,906,050
Total non-capital loss carryforward	$11,780	$2,811,390	$2,823,170
Tax credits	$3,359	$200,772	$204,131